Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	JBS S.A.
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	2,218,116,370
Amendment Flag	true
Amendment Description	JBS S.A. (the “Company”) is filing this Amendment No. 2 (this “Amendment No. 2” or “Form 20-F/A”) to its Annual Report on Form 20-F for the fiscal year ended December 31, 2023, as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 27, 2024 (the “Original Annual Report”), as amended on August 15, 2024 (“Amendment No. 1”), to address comments from the Staff of the SEC in relation to Amendment No. 1.Accordingly, the Company is replacing in the following sections of Amendment No. 1 in their entirety, including JBS S.A.’s audited consolidated financial statements as of December 31, 2023 and 2022 and for each of the years in the three-year period ended December 31, 2023, and the related notes thereto, and the report of KPMG Auditores Independentes Ltda., independent registered public accounting firm, on such consolidated financial statements:• Part I — Item 3. Key Information — D. Risk Factors;• Part I — Item 4. Information on the Company — A. History and Development of the Company — The Corporate Restructuring and the Proposed Equity Transaction;• Part I — Item 4. Information on the Company — A. History and Development of the Company — Recent Developments;• Part I — Item 5. Operating and Financial Review and Prospects — B. Liquidity and Capital Resources — Description of Material Indebtedness;• Part I — Item 7. Major Shareholder and Related Party Transactions — A. Major Shareholders;• Part I — Item 8. Financial Information — A. Consolidated Statements and Other Financial Information — Dividends and Dividend Policy;• Part III — Item 18. Financial Statements; and• Part III — Item 19. Exhibits.This Amendment No. 2 speaks as of the date of the Original Annual Report and has not been updated except as required to reflect the revisions stated above. Other than as set forth above, this Amendment No. 2 does not, and does not purport to, amend, update or restate in any way any other item contained in the Original Annual Report or Amendment No. 1 as filed with the SEC. As a result, this Amendment No. 2 does not reflect any events, results or developments that occurred after the filing of the Original Annual Report on March 27, 2024, unless otherwise stated. Accordingly, this Amendment No. 2 should be read in conjunction with the Company’s other filings with, and reports furnished to, the SEC subsequent to March 27, 2024.As required by Rule 12b-15 of the Securities Exchange Act of 1934, as amended, new certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith as exhibits to this Amendment No. 2
Entity Central Index Key	0001450123
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-155412
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Av. Marginal Direita do Tietê500
Entity Address, Address Line Two	Bloco I
Entity Address, Address Line Three	3rd FloorCEP 05118-100São Paulo
Entity Address, City or Town	SP
Entity Address, Country	BR
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1124
Auditor Name	KPMG Auditores Independentes Ltda.
Auditor Location	São Paulo, Brazil
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Av. Marginal Direita do Tietê500
Entity Address, Address Line Two	Bloco I
Entity Address, Address Line Three	3rd FloorCEP 05118-100São Paulo
Entity Address, City or Town	SP
Entity Address, Country	BR
Contact Personnel Name	Guilherme Perboyre Cavalcanti
City Area Code	+ (55 11)
Local Phone Number	3144-4000
Contact Personnel Email Address	ri_ir@jbs.com.br
Entity Address, Postal Zip Code	00000